1290 FUNDS

1290 Convertible Securities Fund

1290 DoubleLine Dynamic Allocation Fund

1290 GAMCO Small/Mid Cap Value Fund

1290 Global Talents Fund

1290 High Yield Bond Fund

1290 Low Volatility Global Equity Fund

1290 Multi-Alternative Strategies Fund

1290 SmartBeta Equity Fund

1290 Unconstrained Bond Managers Fund

(each a “Fund” and together, the “Funds”)

SUPPLEMENT DATED OCTOBER 27, 2017 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2017

This Supplement updates certain information contained in the Statement of Additional Information (“SAI”) of the Funds, each a series of 1290 Funds (“Trust”), dated March 1, 2017. You should read this Supplement in conjunction with the SAI and retain it for future reference. You may obtain an additional copy of the Prospectus and SAI, free of charge, by calling 1-888-310-0416 or by sending an e-mail request to 1290Funds@mediantonline.com, or you can view, print and download a copy of these documents at the Trust’s website at www.1290Funds.com.

Effective January 1, 2018, the second paragraph in the “Purchase, Redemption and Pricing of Shares – Redemptions- General” section of the SAI is deleted in its entirety.